Notes to the Consolidated Statements of Operations - Selling and distribution expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Notes to the Consolidated Statements of Operations
Amortization and depreciation			€ (14,505)	€ (17,399)
Selling and distribution expenses
Notes to the Consolidated Statements of Operations
Personnel	€ (1,388)	€ (782)	(3,165)	(2,812)
Amortization and depreciation	(2)	(12)	(2)	(18)
Other	(174)	(145)	(354)	(342)
Total	€ (1,564)	€ (940)	€ (3,521)	€ (3,172)